Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	¥ 1,191,375	¥ 622,260	¥ 966,550
Other comprehensive income, net of tax —
Unrealized gains (losses) on securities	(102,492)	40,390	33,285
Unrealized gains on derivative instruments	1,513	1,267	1,223
Pension liability adjustment	12,965	74,971	(13,960)
Foreign currency translation adjustments	106,826	(75,888)	8,444
Debt valuation adjustments	(3,120)	3,032
Total comprehensive income	1,207,067	666,032	995,542
Less — Comprehensive income attributable to noncontrolling interests	8,231	54,151	57,669
Comprehensive income attributable to Sony Group Corporation's stockholders	¥ 1,198,836	¥ 611,881	¥ 937,873